UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Oppenheimer Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2015 Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—100.0%
New York—71.9%
$50,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%		07/01/2021	07/01/2016	A	$50,146
475,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625		07/01/2031	07/01/2021	A	522,609
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000		11/15/2025	11/15/2020	A	246,708
215,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.400		12/01/2018	10/31/2015	A	215,574
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500		04/01/2018	04/12/2017	B	1,353,261
455,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	[2]	03/01/2018	03/01/2016	A	466,407
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750		11/15/2022	11/15/2017	A	3,324,030
20,000	Blasdell, NY Water System	5.125		06/15/2017	10/31/2015	A	20,083
75,000	Bronxville, NY Union Fee School District[1]	5.000		10/15/2019	10/15/2015	A	75,154
310,000	Brookhaven, NY IDA (Enecon Corp.)[1,3]	5.800		11/01/2018	06/03/2017	B	312,065
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2019	07/15/2019		1,532,654
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2018	07/15/2018		1,546,594
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2017	07/15/2017		2,500,282
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750		10/01/2026	04/01/2021	A	1,592,919
1,225,000	Build NYC Resource Corp. (Pratt Paper)[1]	3.750		01/01/2020	02/03/2018	B	1,262,718
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)	4.750		12/15/2026	12/15/2022	A	2,225,080
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2026	07/01/2022	A	1,926,012
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2028	07/01/2022	A	1,962,557
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2025	07/01/2022	A	2,005,370
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2024	07/01/2022	A	1,647,941
600,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2021	08/01/2021		699,876
500,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2022	08/01/2022		589,525
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2032	08/01/2022	A	1,104,520
140,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250		11/01/2015	11/01/2015		140,122
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000		05/01/2023	05/01/2016	A	508,010
10,000	Deerfield, NY GO1	5.500		06/15/2018	06/15/2016	A	10,216

1  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$15,000	Deerfield, NY GO1	5.500%	06/15/2019	06/15/2016	A	$15,290
15,000	Deerfield, NY GO1	5.500	06/15/2020	06/15/2016	A	15,285
10,000	Deerfield, NY GO1	5.500	06/15/2016	06/15/2016		10,273
10,000	Deerfield, NY GO1	5.500	06/15/2017	06/15/2016	A	10,242
3,050,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1,3]	6.000	10/01/2030	02/13/2020	A	3,183,529
1,135,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)[1]	4.800	08/01/2019	02/01/2016	A	1,147,451
510,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500	08/01/2033	08/01/2016	A	517,318
590,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016	08/01/2016		600,124
115,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1,3]	6.700	04/01/2021	10/29/2015	A	115,377
2,595,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018	A	2,923,942
500,000	Erie County, NY Public Improvement District	5.000	04/01/2025	04/01/2022	A	585,395
700,000	Erie County, NY Public Improvement District	5.000	04/01/2026	04/01/2022	A	814,128
600,000	Erie County, NY Public Improvement District	5.000	04/01/2023	04/01/2022	A	711,372
525,000	Erie County, NY Public Improvement District	5.000	04/01/2024	04/01/2022	A	618,665
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	06/28/2030	B	9,403,387
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	02/01/2025	B	29,139,087
270,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2023	06/01/2023		299,020
285,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2024	06/01/2024		316,943
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022	A	932,737
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022	A	581,145
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016	A	917,878
750,000	Glen Cove, NY GO1	6.250	04/01/2024	04/01/2016	A	760,867
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/01/2016	A	1,120,304
10,000	Glen Falls, NY GO1	5.250	04/01/2018	04/01/2016	A	10,153
270,000	Gloversville, NY GO1	5.800	03/15/2017	03/15/2016	A	276,934
285,000	Gloversville, NY GO1	5.800	03/15/2018	03/15/2016	A	287,308
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A	76,831
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A	77,019
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016	A	76,516
75,000	Hempstead Village, NY GO1	5.000	09/15/2022	09/15/2016	A	76,669
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A	77,596
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A	77,369
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A	77,149

2  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$20,000	Hudson Falls, NY Central School District[1]	4.750%	06/15/2019	06/15/2019		$22,030
230,000	L.I., NY Power Authority[1]	6.000	05/01/2033	05/01/2019	A	264,755
195,000	L.I., NY Power Authority, Series A1	5.700	04/01/2030	04/01/2019	A	218,189
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A	276,902
19,945,000	L.I., NY Power Authority, Series A	5.000	09/01/2026	09/01/2022	A	22,763,627
100,000	L.I., NY Power Authority, Series A1	5.250	12/01/2020	06/01/2016	A	103,330
5,850,000	L.I., NY Power Authority, Series A1	5.000	12/01/2025	06/01/2016	A	6,005,551
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A	551,933
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019	A	1,905,751
4,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2024	09/01/2022	A	4,635,320
14,825,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	09/01/2022	A	16,566,789
10,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2027	09/01/2022	A	11,336,800
3,550,000	L.I., NY Power Authority, Series E1	5.000	12/01/2017	12/01/2016	A	3,733,854
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A	93,356
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A	77,726
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A	73,328
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A	78,315
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017	A	83,220
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A	88,272
395,000	Lockport City, NY GO1	5.000	10/15/2018	10/15/2018		424,542
415,000	Lockport City, NY GO1	5.000	10/15/2019	10/15/2019		455,251
355,000	Lockport City, NY GO1	5.000	10/15/2016	10/15/2016		364,475
375,000	Lockport City, NY GO1	5.000	10/15/2017	10/15/2017		394,039
25,000	Long Beach, NY GO1	4.000	07/15/2016	01/15/2016	A	25,228
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	04/15/2016	A	35,917
1,845,000	Lyons, NY Community Health Initiatives Corp.	5.550	09/01/2024	03/01/2016	A	1,862,398
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	11/16/2015	A	2,098,412
430,000	Madison County, NY IDA (Oneida Healthcare Center)	5.500	02/01/2016	10/19/2015	A	431,225
45,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)	4.000	01/01/2016	10/31/2015	A	45,092
20,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)[1]	4.000	01/01/2018	10/31/2015	A	20,027
5,000	Monroe County, NY GO	5.000	06/01/2017	10/31/2015	A	5,020
660,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2028	12/01/2022	A	734,012
400,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2026	12/01/2022	A	448,824
345,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2027	12/01/2022	A	385,424
320,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	10/31/2015	A	321,037
95,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.000	07/01/2016	07/01/2016		94,702

3  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$350,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)[1]	5.000%	07/01/2026	07/01/2025	A	$411,229
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	A	219,406
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000	06/01/2023	06/01/2022	A	702,810
15,000	Monroe County, NY Water Authority	5.250	08/01/2016	10/31/2015	A	15,064
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	01/01/2016	A	7,845,162
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023	12/01/2015	A	280,969
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023	12/01/2015	A	978,042
7,815,000	Nassau County, NY GO1	5.000	04/01/2028	04/01/2024	A	8,997,800
6,760,000	Nassau County, NY GO1	5.000	04/01/2027	04/01/2024	A	7,865,936
300,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	09/25/2016	A	300,720
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	11/01/2019	A	301,347
125,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	11/01/2016	11/01/2015	A	125,144
140,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	11/01/2016	11/01/2015	A	140,161
30,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.000	11/01/2016	11/01/2015	A	30,034
125,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	11/01/2016	11/01/2015	A	125,144
1,400,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022	11/01/2019	A	1,406,286
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	11/01/2019	A	200,898
85,000	Nassau County, NY IDA (Hispanic Counseling Center)[1,3]	6.000	11/01/2017	11/01/2017		85,149
17,015,000	Nassau County, NY IDA (Keyspan- Glenwood Energy Center)	5.250	06/01/2027	10/31/2015	A	17,082,720
200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	11/01/2019	A	200,898
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	A	557,025
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	11/01/2019	A	506,170
245,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	09/28/2016	A	245,608
50,000	Nassau County, NY IDA, Series C1	6.000	12/01/2019	10/10/2016	A	50,124
25,000	Nassau County, NY Interim Finance Authority[1]	5.000	11/15/2016	11/15/2015	A	25,150
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000	07/01/2027	07/01/2022	A	6,367,850
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)	5.000	07/01/2027	07/01/2022	A	4,952,385
1,860,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019	01/01/2016	A	1,865,096
7,510,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250	07/01/2027	01/01/2016	A	7,508,949
615,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	10/31/2015	A	617,134

4  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750%		02/01/2032	10/31/2015	A	$2,539,056
80,000	Niagara County, NY IDA (Affinity Foxwood Place)[1]	4.350		01/20/2017	07/16/2016	B	81,165
400,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	10/31/2015	A	400,652
45,000	Niagara Falls, NY Public Water Authority[1]	5.000		07/15/2024	10/31/2015	A	45,085
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	10/31/2015	A	1,001,680
320,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2026	05/01/2022	A	354,090
1,925,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	0.388	[2]	04/01/2024	10/07/2015	A	1,775,813
175,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	0.388	[2]	04/01/2024	10/29/2015	A	162,313
800,000	North Babylon, NY Volunteer Fire Company[1]	5.750		08/01/2022	10/31/2015	A	801,520
270,000	NY Capital District Youth Center[1]	6.000		02/01/2017	02/01/2016	A	274,506
1,225,000	NY Convention Center (Hotel Unit)[1]	5.000		11/15/2026	11/15/2015	A	1,231,799
3,295,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	10/31/2015	A	3,295,033
4,390,000	NY Counties Tobacco Trust I	6.500		06/01/2035	10/31/2015	A	4,390,088
4,670,000	NY Counties Tobacco Trust I1	6.300		06/01/2019	10/31/2015	A	4,670,093
905,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	10/31/2015	A	906,276
800,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	10/31/2015	A	805,704
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000		06/01/2016	12/01/2015	A	2,329,674
4,745,000	NY Counties Tobacco Trust II (TASC)[1]	5.250		06/01/2025	10/31/2015	A	4,751,643
2,245,000	NY Counties Tobacco Trust III[1]	5.750		06/01/2033	10/31/2015	A	2,245,112
18,575,000	NY Counties Tobacco Trust III (TASC)	6.000		06/01/2043	10/31/2015	A	18,575,743
1,685,000	NY Counties Tobacco Trust IV1	4.250		06/01/2021	10/31/2015	A	1,685,084
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750		06/01/2026	02/22/2021	B	4,346,839
5,000	NY MTA Commuter Facilities, Series 7[1]	5.625		07/01/2016	10/31/2015	A	5,138
300,000	NY MTA, Series 2008C1	6.250		11/15/2023	11/15/2018	A	349,038
10,785,000	NY MTA, Series A1	5.000		11/15/2026	05/15/2016	A	11,104,775
7,150,000	NY MTA, Series A1	5.000		11/15/2026	11/15/2017	A	7,752,530
4,330,000	NY MTA, Series A1	5.000		11/15/2031	11/15/2016	A	4,530,436
12,475,000	NY MTA, Series A1	5.250		11/15/2029	05/15/2016	A	12,846,505
400,000	NY MTA, Series B1	5.000		11/15/2018	11/15/2016	A	421,536
60,000	NY MTA, Series B1	5.000		11/15/2031	11/15/2015	A	60,369
100,000	NY MTA, Series B1	5.000		11/15/2023	11/15/2016	A	105,177
25,000	NY MTA, Series B1	5.000		11/15/2026	11/15/2015	A	25,153
14,000,000	NY MTA, Series C	5.000		11/15/2028	11/15/2022	A	16,324,420
10,000,000	NY MTA, Series C	5.000		11/15/2029	11/15/2022	A	11,601,600
5,000,000	NY MTA, Series C1	5.000		11/15/2030	11/15/2022	A	5,766,950
5,000,000	NY MTA, Series D1	5.000		11/15/2031	11/15/2021	A	5,724,300
20,000,000	NY MTA, Series D	5.000		11/15/2029	11/15/2022	A	23,203,200

5  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$4,000,000	NY MTA, Series D1	5.000%	11/01/2025	11/01/2022	A	$4,756,080
23,000,000	NY MTA, Series D	5.000	11/15/2027	11/15/2019	A	26,058,080
11,800,000	NY MTA, Series D-1	5.000	11/01/2026	11/01/2022	A	13,803,168
5,075,000	NY MTA, Series D-1	5.000	11/01/2028	11/01/2022	A	5,914,963
2,230,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015	A	2,243,670
7,980,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	06/01/2017	A	8,547,139
7,890,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2017	06/01/2017		8,470,783
5,200,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2021	06/01/2016	A	5,366,348
2,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2021	06/01/2017	A	2,142,140
7,300,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	06/01/2017	A	7,818,811
5,000,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2028	11/15/2022	A	5,964,850
4,000,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2029	11/15/2022	A	4,752,200
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018	A	1,106,650
2,540,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022	A	3,017,647
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	11/15/2022	A	1,772,400
4,540,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034	04/26/2031	B	4,234,140
133,910,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	06/01/2016	A	134,448,318
130,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	10/31/2015	A	130,706
5,000	NYC GO1	5.000	08/01/2024	02/01/2016	A	5,081
640,000	NYC GO1	5.000	08/01/2023	02/01/2016	A	650,426
1,995,000	NYC GO1	5.000	08/01/2024	02/01/2016	A	2,027,419
5,000	NYC GO	5.000	06/01/2023	10/31/2015	A	5,020
3,825,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	4,193,233
2,675,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	2,928,777
205,000	NYC GO1	5.000	08/01/2024	08/01/2016	A	213,034
18,760,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	22,267,557
26,090,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	30,766,633
22,970,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	27,264,701
20,810,000	NYC GO1	5.000	08/01/2024	08/01/2016	A	21,639,278
30,000	NYC GO1	5.000	08/01/2027	02/01/2016	A	30,462
28,685,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	33,826,678
5,000	NYC GO	6.000	02/15/2024	10/31/2015	A	5,024
5,000	NYC GO	5.125	08/01/2022	10/31/2015	A	5,021
50,000	NYC GO	5.875	06/01/2019	10/31/2015	A	50,238
55,000	NYC GO	5.875	08/01/2019	10/31/2015	A	55,261
10,000	NYC GO	5.500	02/15/2026	10/31/2015	A	10,044
45,000	NYC GO1	7.750	08/15/2027	02/15/2016	A	46,221
5,000	NYC GO	5.500	02/15/2026	10/31/2015	A	5,022
10,000	NYC GO	5.500	11/15/2037	10/31/2015	A	10,042

6  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$2,000,000	NYC GO1	5.000%	08/01/2029	08/01/2022	A	$2,315,200
5,000	NYC GO	5.750	08/01/2018	10/31/2015	A	5,023
4,000,000	NYC GO	5.000	10/01/2030	10/01/2022	A	4,635,120
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	10,730,060
7,820,000	NYC GO	5.000	10/01/2031	10/01/2022	A	8,982,130
19,505,000	NYC GO1	5.000	08/01/2028	08/01/2019	A	22,034,018
8,065,000	NYC GO1	5.000	08/01/2023	08/01/2019	A	9,130,628
5,000	NYC GO	5.500	06/01/2028	10/31/2015	A	5,021
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018	A	265,756
225,000	NYC HDC (Multifamily Hsg.)[1]	5.150	11/01/2037	05/01/2017	A	228,739
2,805,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A	2,908,504
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018	A	1,536,270
800,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2034	05/01/2019	A	876,168
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	4,991,585
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	1,954,377
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018	A	4,974,390
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	221,126
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A	32,045
35,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	11/01/2015	A	35,062
2,500,000	NYC HDC, Series B1[1]	5.100	11/01/2027	05/01/2017	A	2,588,300
2,215,000	NYC HDC, Series C1	5.000	11/01/2026	11/02/2015	A	2,218,123
37,400,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A	41,251,078
250,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	08/01/2016	A	264,822
215,000	NYC IDA (Calhoun School)	6.250	12/01/2016	06/05/2016	B	222,871
165,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250	11/01/2016	05/08/2016	B	166,059
100,000	NYC IDA (Center for Family Support)[1]	5.800	07/01/2023	10/05/2021	B	98,770
100,000	NYC IDA (Center for Family Support)[1]	5.800	07/01/2023	07/01/2016	A	105,181
1,400,000	NYC IDA (Chapin School)[1,3]	4.800	11/01/2018	08/08/2016	A	1,425,606
35,000	NYC IDA (College of Mount St. Vincent)[1]	4.750	06/01/2025	10/31/2015	A	35,043
970,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	11/01/2015	A	972,357
1,260,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	11/01/2015	A	1,262,848
1,210,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	11/01/2015	A	1,212,940
90,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	11/01/2015		90,293
115,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	11/01/2015		115,375
470,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	12/01/2016		473,783
300,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	07/01/2016	A	303,117
205,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	06/05/2016	B	205,580
935,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	05/29/2017	B	961,227

7  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$1,130,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375%		11/01/2016	05/07/2016	B	$1,149,029
190,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375		11/01/2018	05/21/2017	B	195,329
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125		11/01/2035	11/01/2015	A	5,875,968
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125		11/01/2025	11/01/2015	A	4,595,545
75,000	NYC IDA (Polytechnic University)[1]	4.550		11/01/2018	11/01/2017	A	80,336
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125		01/01/2029	01/01/2019	A	226,052
445,000	NYC IDA (Reece School)[1]	6.500		12/01/2017	12/01/2015	A	459,409
2,060,000	NYC IDA (Rosco, Inc.)	5.625		06/01/2022	08/27/2019	B	2,095,061
4,425,000	NYC IDA (Samaritan Aids Services)[1]	5.000		11/01/2024	11/01/2015	A	4,434,823
1,170,000	NYC IDA (Studio School)[5]	6.250		11/01/2018	06/02/2017	B	801,368
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2017	01/01/2016	C	8,701,892
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2018	01/01/2016	C	11,975,078
10,250,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2021	01/01/2016	C	10,380,277
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2024	01/01/2016	C	49,383,774
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2019	01/01/2016	C	14,809,914
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2020	01/01/2016	C	15,435,258
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2020	07/01/2020		554,250
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2021	07/01/2021		276,505
3,645,000	NYC IDA (UNICEF)[1]	5.050		11/01/2018	05/25/2017	B	3,644,927
3,430,000	NYC IDA (Yankee Stadium)[1,6]	0.840		03/01/2016	03/01/2016		3,414,016
750,000	NYC IDA (Yankee Stadium)[1,6]	0.930		03/01/2019	03/01/2019		726,052
200,000	NYC IDA (Yankee Stadium)[1,6]	1.040		03/01/2025	03/01/2025		182,484
1,000,000	NYC IDA (Yankee Stadium)[1,6]	1.060		03/01/2027	03/01/2027		903,080
195,000	NYC IDA (Yankee Stadium)[1,6]	1.030		03/01/2024	03/01/2024		180,194
985,000	NYC IDA (Yankee Stadium)[1,6]	1.050		03/01/2026	03/01/2026		889,839
6,550,000	NYC IDA (Yankee Stadium)[1,6]	1.020		03/01/2023	03/01/2023		6,104,469
3,000,000	NYC IDA (Yankee Stadium)[1,6]	0.960		03/01/2020	03/01/2020		2,868,420
8,655,000	NYC IDA (Yankee Stadium)[1,6]	1.010		03/01/2022	03/01/2022		8,168,416
2,070,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350		11/01/2017	11/13/2016	B	2,101,609
1,535,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2035	06/15/2019	A	1,723,605
1,695,000	NYC Municipal Water Finance Authority[1]	5.500		06/15/2040	06/15/2019	A	1,925,130
29,450,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2031	06/15/2021	A	33,974,698

8  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$410,000	NYC Municipal Water Finance Authority[1]	5.750%	06/15/2040	06/15/2018	A	$456,658
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2021	A	12,428,263
6,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2017	A	6,375,780
30,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2030	06/15/2020	A	34,244,100
1,615,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	1,805,667
8,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	12/15/2019	A	9,710,315
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	A	168,680
9,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2028	07/15/2022	A	10,531,170
1,880,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2027	07/15/2022	A	2,210,617
11,325,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2030	07/15/2022	A	13,079,243
10,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2029	07/15/2022	A	11,623,500
1,895,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2026	05/01/2018	A	2,090,488
780,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2026	05/01/2018	A	863,647
4,215,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A	4,638,439
5,430,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A	5,994,557
500,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A	553,620
4,570,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A	5,060,087
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,924,395
1,585,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	02/01/2030	02/01/2021	A	1,845,098
25,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2018	11/01/2015	A	25,107
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	A	11,297,700
3,985,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	4,246,456
7,865,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	8,417,202
7,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2027	05/01/2018	A	7,710,780
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018		56,483

9  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$15,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000%	11/15/2019	11/15/2015	A	$15,083
6,780,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2024	11/15/2015	A	6,817,629
100,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2021	11/15/2015	A	100,555
3,150,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2025	11/15/2015	A	3,167,482
140,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2023	11/15/2015	A	140,777
9,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2027	11/15/2015	A	9,990,139
5,000	NYS DA (4201 School Programs)	5.000	07/01/2018	10/31/2015	A	5,020
3,060,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	08/14/2020	B	3,079,982
50,000	NYS DA (Brookdale Hospital Medical Center)	5.300	02/15/2017	10/31/2015	A	50,217
65,000	NYS DA (Brookdale Hospital Medical Center)	5.300	02/15/2017	10/31/2015	A	65,281
25,000	NYS DA (Brookdale Hospital Medical Center)	5.200	02/15/2016	10/31/2015	A	25,107
1,255,000	NYS DA (Brooklyn Law School)	5.000	07/01/2025	07/01/2022	A	1,522,177
25,000	NYS DA (City University)[1]	5.000	07/01/2016	10/16/2015	A	25,055
500,000	NYS DA (Culinary Institute of America)	5.000	07/01/2028	07/01/2022	A	554,250
880,000	NYS DA (Dept. of Health)	5.250	07/01/2023	10/31/2015	A	883,740
350,000	NYS DA (Dept. of Health)	5.000	07/01/2021	10/31/2015	A	351,393
500,000	NYS DA (Dept. of Health)	5.000	07/01/2025	10/31/2015	A	501,990
45,000	NYS DA (Dept. of Health)	5.000	07/01/2028	10/31/2015	A	45,170
285,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)	5.750	07/01/2017	10/31/2015	A	286,228
50,000	NYS DA (Green Chimneys School)[1]	5.500	07/01/2018	10/31/2015	A	50,915
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)	5.000	11/15/2019	10/31/2015	A	1,004,040
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017	A	1,134,094
1,000,000	NYS DA (Iona College)	5.000	07/01/2027	07/01/2022	A	1,099,890
1,000,000	NYS DA (Iona College)	5.000	07/01/2024	07/01/2022	A	1,123,670
1,000,000	NYS DA (Iona College)	5.000	07/01/2025	07/01/2022	A	1,115,900
1,110,000	NYS DA (Iona College)	5.000	07/01/2022	07/01/2022		1,268,453
1,000,000	NYS DA (Iona College)	5.000	07/01/2026	07/01/2022	A	1,108,500
1,000,000	NYS DA (Iona College)	5.000	07/01/2023	07/01/2022	A	1,132,180
30,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.125	07/01/2021	10/31/2015	A	30,057
25,000	NYS DA (Kingsbrook Jewish Medical Center)	4.750	02/01/2023	10/31/2015	A	25,086
70,000	NYS DA (La Salle School)	5.000	07/01/2018	10/31/2015	A	70,286
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018	A	114,371

10  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$250,000	NYS DA (Mental Health Services Facilities)[1]	5.000%	02/15/2022	10/31/2015	A	$251,000
430,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2018	02/15/2017	A	455,624
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2027	07/01/2019	A	692,575
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2025	07/01/2019	A	1,186,914
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2026	07/01/2019	A	900,253
4,020,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2029	10/31/2015	A	4,035,397
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018	A	3,655,500
25,000	NYS DA (Montefiore Medical Center)	5.000	02/01/2022	10/31/2015	A	25,098
620,000	NYS DA (Montefiore Medical Center)	5.000	02/01/2028	10/31/2015	A	622,337
10,000	NYS DA (Montefiore Medical Center)	5.000	08/01/2023	10/31/2015	A	10,039
50,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2033	10/31/2015	A	50,179
500,000	NYS DA (Montefiore Medical Center)	5.000	08/01/2019	10/31/2015	A	501,990
150,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2022	07/01/2020	A	173,922
265,000	NYS DA (Municipal Health Facilities)[1]	4.750	01/15/2029	10/31/2015	A	265,962
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018	A	5,373,300
4,600,000	NYS DA (North General Hospital)	5.750	02/15/2016	10/31/2015	A	4,619,826
100,000	NYS DA (North General Hospital)	5.750	02/15/2017	10/31/2015	A	100,395
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	10/31/2015	A	3,762,413
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	10/31/2015	A	5,685,054
8,475,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	10/31/2015	A	8,491,526
15,000	NYS DA (North Onondaga Public Library)[1]	4.875	07/01/2017	10/31/2015	A	15,044
100,000	NYS DA (North Shore L.I. Jewish Health Care/North Shore University Hospital Obligated Group)[1]	5.500	05/01/2030	05/01/2019	A	115,272
450,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018	10/31/2015	A	451,049
3,685,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	05/29/2017	D	3,926,662
13,480,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2016	A	13,836,007
50,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	07/01/2017	A	54,351
1,850,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2020	07/01/2016	A	1,908,775
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027	07/01/2019	A	16,260,500
17,000,000	NYS DA (Personal Income Tax)	5.000	12/15/2029	12/15/2022	A	20,111,680
2,000,000	NYS DA (Providence Rest)[1]	5.250	07/01/2025	10/31/2015	A	2,002,020
1,350,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	12/31/2015	A	1,349,973
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021	10/31/2015	A	3,683,864
1,025,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2026	10/01/2022	A	1,196,380
400,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2027	10/01/2022	A	465,760
200,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2028	10/01/2022	A	229,756
2,820,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2026	10/01/2022	A	3,301,430

11  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$400,000	NYS DA (School District Bond Financing Program), Series H	5.000%	10/01/2028	10/01/2022	A	$457,588
1,690,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2026	10/01/2022	A	1,971,385
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2027	10/01/2022	A	578,890
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2029	10/01/2022	A	569,170
1,665,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	1,953,678
2,250,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2023	A	2,674,103
2,740,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	3,226,980
2,485,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023	A	2,900,219
3,190,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	3,756,959
1,885,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023	A	2,194,065
1,675,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2022	A	1,978,745
2,190,000	NYS DA (School District Financing)	5.000	10/01/2024	10/01/2022	A	2,614,159
15,000	NYS DA (Special Act School Districts)	6.000	07/01/2016	10/31/2015	A	15,070
90,000	NYS DA (Special Act School Districts)	5.750	07/01/2019	10/31/2015	A	90,403
925,000	NYS DA (Special Act School Districts)	6.000	07/01/2019	10/31/2015	A	929,338
2,490,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/14/2019	A	2,930,282
815,000	NYS DA (St. John’s University)	5.000	07/01/2027	07/01/2022	A	940,583
6,850,000	NYS DA (St. John’s University)	5.000	07/01/2030	07/01/2022	A	7,766,599
180,000	NYS DA (St. John’s University)	5.000	07/01/2028	07/01/2022	A	206,051
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A	4,010,312
1,300,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2036	09/15/2016	A	1,358,097
20,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A	20,894
19,280,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2022	A	22,579,194
17,870,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2036	09/15/2016	A	18,668,610
4,660,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	5,449,823
1,020,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	08/15/2018	08/15/2018		1,138,738
1,135,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	1,367,607
3,260,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2017	03/15/2017		3,477,964
410,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A	428,323
10,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	09/15/2016	03/15/2016	A	10,225
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	282,405
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	10/31/2015	A	2,833,536
30,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017	10/31/2015	A	30,129

12  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$6,730,000	NYS DA (The New School)[1]	5.000%	07/01/2023	04/07/2021	A	$7,758,613
95,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	10/31/2015	A	95,265
25,000	NYS DA (Upstate Community Colleges)[1]	6.000	07/01/2031	01/01/2019	A	28,791
55,000	NYS DA (Vanderheyden Hall)	5.250	07/01/2018	10/31/2015	A	55,236
50,000	NYS DA (White Plains Hospital)[1]	5.375	02/15/2043	10/31/2015	A	50,586
245,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	276,402
1,170,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	1,194,687
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875	06/15/2020	10/31/2015	A	20,956
45,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2021	10/31/2015	A	45,441
3,360,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2034	10/31/2015	A	3,418,666
37,450,000	NYS ERDA (Brooklyn Union Gas Company)	5.500	01/01/2021	10/31/2015	A	37,612,533
5,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700	02/01/2024	02/01/2016	A	5,065
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	04/01/2020	10/01/2015	A	3,003,210
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2027	11/01/2017	A	3,363,685
445,000	NYS HFA (Division Street)[1]	5.000	02/15/2026	02/15/2016	A	447,844
595,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	02/15/2016	A	597,041
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350	06/01/2025	08/01/2017	A	3,113,370
305,000	NYS HFA (Hospital & Nursing Home)[3]	5.150	11/01/2016	11/01/2015	A	306,260
30,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019	10/31/2015	A	30,071
75,000	NYS HFA (Multifamily Hsg.)[1,3]	6.850	11/01/2019	11/01/2015	A	75,288
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	10/31/2015	A	1,242,133
260,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022	10/31/2015	A	260,491
1,585,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	10/31/2015	A	1,587,029
10,000	NYS HFA (Multifamily Hsg.)	5.400	02/15/2016	10/31/2015	A	10,034
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	10/31/2015	A	1,342,278
300,000	NYS HFA (Multifamily Hsg.)	5.350	08/15/2031	10/31/2015	A	303,117
175,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2020	10/31/2015	A	177,940
2,005,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	08/17/2017	A	2,090,894
815,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	11/01/2015	A	819,116
225,000	NYS HFA, Series A1	6.125	11/01/2020	11/01/2015	A	225,621
115,000	NYS HFA, Series A	6.100	11/01/2015	10/31/2015	A	115,580
50,000	NYS Power Authority[1]	5.000	11/15/2017	11/15/2015	A	50,309
20,500,000	NYS Thruway Authority	5.000	01/01/2030	01/01/2022	A	23,416,945
15,000,000	NYS Thruway Authority	5.000	01/01/2029	01/01/2022	A	17,199,750
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019	A	111,448
10,000,000	NYS Thruway Authority	5.000	01/01/2027	01/01/2022	A	11,529,100
5,000,000	NYS Thruway Authority[1]	5.000	01/01/2025	01/01/2018	A	5,425,600
850,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2036	03/15/2019	A	942,302
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	4,753,906

13  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$490,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000%	07/01/2023	07/01/2022	A	$549,809
465,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2022	07/01/2022		531,379
540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2025	07/01/2022	A	597,040
515,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2024	07/01/2022	A	573,190
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,142,830
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2019	07/01/2019		776,981
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021		579,250
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2020	07/01/2020		550,412
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022		612,033
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022		929,598
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2020	07/01/2020		828,455
460,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2019	07/01/2019		517,988
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021		877,478
100,000	Orange County, NY IDA (Crystal Run Village)[1]	4.750	07/01/2016	07/01/2016		100,368
570,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	10/31/2015	A	572,394
1,520,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	10/31/2015	A	1,526,384
1,875,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)	5.375	12/01/2021	10/31/2015	A	1,882,313
885,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	11/01/2015	A	889,018
3,185,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	11/01/2015	A	3,199,396
210,000	Port Authority NY/NJ (Continental Airlines)[1]	9.125	12/01/2015	10/31/2015	A	213,226
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	10/31/2015	A	67,906,629
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	2,625,740
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	40,296,207
46,510,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	10/31/2015	A	46,648,600
106,875,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	10/31/2015	A	107,421,131

14  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$16,600,000	Port Authority NY/NJ (KIAC)[1,3]	6.750%	10/01/2019	01/13/2018	B	$16,598,174
14,110,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2022	10/31/2015	A	14,167,569
6,000,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2025	10/31/2015	A	6,024,360
13,825,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2026	10/31/2015	A	13,880,853
100,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2016	10/31/2015	A	100,412
12,045,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2018	10/31/2015	A	12,094,385
12,745,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2021	10/31/2015	A	12,797,000
17,800,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016	A	18,153,686
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,349,228
8,070,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	8,884,828
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	270,023
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022	A	14,691,593
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	A	7,998,099
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	A	11,371,300
7,500,000	Port Authority NY/NJ, 185th Series[1]	5.000	09/01/2027	09/01/2024	A	8,719,125
12,500,000	Port Authority NY/NJ, 185th Series[1]	5.000	09/01/2026	09/01/2024	A	14,631,750
3,775,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2031	10/15/2024	A	4,279,416
20,000	Poughkeepsie City, NY GO	5.000	03/15/2017	10/31/2015	A	20,081
680,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	10/31/2015	A	682,020
25,000	Queensbury, NY Union Free School District[1]	5.000	06/15/2016	12/15/2015	A	25,257
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)	5.375	12/01/2025	10/31/2015	A	1,204,680
50,000	Rensselaer County, NY IDA (Franciscan Heights)	4.500	12/01/2019	10/31/2015	A	50,158
390,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)	5.125	08/01/2027	10/31/2015	A	391,478
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	10/31/2015	A	50,149
885,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	10/31/2015	A	888,080
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	10/31/2015	A	1,490,075
185,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	06/01/2016	B	183,200
575,000	Rockland County, NY GO	5.000	12/15/2019	12/15/2019		639,613
575,000	Rockland County, NY GO	5.000	12/15/2020	12/15/2020		639,463
600,000	Rockland County, NY GO	5.000	12/15/2022	12/15/2022		676,236
2,960,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	10/31/2015	A	2,960,089
150,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625	08/15/2035	10/31/2015	A	150,008
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		50,005
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017	A	410,683
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017	A	431,515
350,000	Spring Valley, NY GO	5.000	05/01/2024	11/01/2015	A	351,159
365,000	Spring Valley, NY GO	5.000	05/01/2025	11/01/2015	A	366,208

15  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$335,000	Spring Valley, NY GO	5.000%	05/01/2023	11/01/2015	A	$336,146
300,000	Spring Valley, NY GO	5.000	05/01/2020	11/01/2015	A	301,158
310,000	Spring Valley, NY GO	5.000	05/01/2021	11/01/2015	A	311,144
325,000	Spring Valley, NY GO	5.000	05/01/2022	11/01/2015	A	326,138
1,050,000	St. Lawrence County, NY IDA (Clarkson University)	5.250	09/01/2033	03/01/2022	A	1,184,379
1,365,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017	12/01/2016	B	1,354,203
300,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2024	01/01/2023	A	355,800
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2027	01/01/2023	A	1,559,003
920,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2025	01/01/2023	A	1,082,693
25,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises)[1]	6.000	10/01/2015	10/01/2015		25,001
415,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	01/02/2022	A	425,192
105,000	Suffolk County, NY IDA (ALIA-CCDRCA)[1]	7.000	06/01/2016	12/01/2015	A	105,521
45,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1,3]	6.000	11/01/2017	02/01/2016	B	45,858
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	11/01/2017	A	204,000
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/01/2017	A	306,000
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	03/31/2019	A	306,000
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	10/27/2015	A	303,456
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	10/27/2015	A	303,456
1,180,000	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	07/04/2024	B	1,029,939
2,330,000	Suffolk County, NY IDA (Dowling College)[7]	6.700	12/01/2020	08/09/2018	B	1,863,814
300,000	Suffolk County, NY IDA (Independent Group Home Living)[1,3]	6.000	10/01/2020	10/27/2015	A	303,456
4,600,000	Suffolk County, NY IDA (Keyspan-Port Jefferson Center)[1]	5.250	06/01/2027	10/31/2015	A	4,660,168
105,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250	11/01/2016	05/11/2016	B	106,444
900,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017	10/31/2015	A	911,727
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2020	10/31/2015	A	731,441
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021	10/31/2015	A	1,010,180
200,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2026	10/31/2015	A	203,510

16  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250%		03/01/2018	10/31/2015	A	$1,013,030
1,300,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250		03/01/2019	10/31/2015	A	1,313,260
1,500,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	10/31/2015	A	1,500,180
10,000	Suffolk County, NY IDA (South Country Library)[1]	4.750		01/01/2019	10/31/2015	A	10,027
200,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	10/27/2015	A	202,304
200,000	Suffolk County, NY IDA (WORCA)[1,3]	6.000		10/01/2020	10/27/2015	A	202,304
1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2021	06/01/2021		1,325,360
30,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2021	03/01/2016	A	30,349
100,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2023	03/01/2016	A	101,142
75,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2020	03/01/2016	A	75,956
25,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2017	03/01/2016	A	25,397
1,050,000	Syracuse, NY IDA (Carousel Center)	4.900	[8]	01/01/2018	12/18/2016	B	927,035
250,000	Syracuse, NY IDA (One Center Armory Garage)	6.750		12/01/2017	10/31/2015	A	250,375
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2031	09/01/2021	A	1,100,870
10,000	Ulster County, NY GO1	5.400		11/15/2015	11/15/2015		10,066
155,000	Ulster County, NY Res Rec[1]	5.000		03/01/2016	03/01/2016		157,564
160,000	Ulster County, NY Res Rec[1]	5.000		03/01/2017	03/01/2016	A	162,581
170,000	Ulster County, NY Res Rec[1]	5.000		03/01/2018	03/01/2016	A	172,509
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	12/01/2015	A	359,978
9,415,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750		06/01/2030	07/04/2023	B	9,262,665
55,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250	[9]	06/01/2025	10/31/2015	A	55,002
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	[9]	06/01/2040	06/01/2018	A	838,267
190,000	Westchester County, NY IDA (JDAM)[1]	6.750		04/01/2016	04/01/2016		192,461
1,520,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500		06/01/2021	10/31/2015	A	1,520,137
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2026	10/31/2015	A	10,705,029
75,000	White Plains, NY HDC (Battle Hill)[1]	6.650		02/01/2025	02/08/2021	B	87,301
1,000,000	Yonkers, NY GO1	5.000		10/01/2024	10/01/2021	A	1,148,460
2,000,000	Yonkers, NY GO1	5.000		10/01/2023	10/01/2021	A	2,318,780
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)	5.000		04/01/2025	10/31/2015	A	1,459,816
600,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000		06/01/2029	06/01/2019	A	680,910
3,680,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750		06/01/2024	06/01/2019	A	4,123,219

17  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$310,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800%	07/01/2016	10/31/2015	A	$311,063
						2,160,705,935

U.S. Possessions—28.1%
3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)[1]	4.500	10/01/2026	10/01/2026		3,173,984
3,255,000	Guam Government Business Privilege	5.000	01/01/2028	01/01/2022	A	3,637,267
1,435,000	Guam Government Business Privilege	5.000	01/01/2027	01/01/2022	A	1,614,002
12,155,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018	A	13,500,802
3,185,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	3,761,421
2,690,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	3,166,318
4,000,000	Guam Power Authority, Series A	5.000	10/01/2030	10/01/2022	A	4,640,160
1,350,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		1,589,287
900,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		1,029,465
1,350,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		1,570,522
15,250,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2024	07/01/2024		10,741,337
160,750,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/31/2015	A	161,376,925
72,885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	10/31/2015	A	72,888,644
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	11/15/2015	A	30,754,385
440,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	07/01/2020		437,747
2,840,000	Puerto Rico Commonwealth GO	5.250	07/01/2030	05/09/2029	B	1,878,688
11,735,000	Puerto Rico Commonwealth GO	5.250	07/01/2032	10/02/2031	B	7,719,752
6,750,000	Puerto Rico Commonwealth GO	5.250	07/01/2032	07/01/2032		4,440,420
165,000	Puerto Rico Commonwealth GO	5.000	07/01/2024	07/01/2024		110,580
15,000	Puerto Rico Commonwealth GO	5.250	07/01/2029	07/01/2029		9,959
5,000,000	Puerto Rico Commonwealth GO	5.250	07/01/2030	07/01/2030		3,307,550
1,950,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	08/26/2036	B	1,304,647
10,000,000	Puerto Rico Commonwealth GO	6.000	07/01/2029	07/01/2029		6,788,900
1,400,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	07/01/2030		929,558
600,000	Puerto Rico Commonwealth GO	6.000	07/01/2038	08/12/2036	B	393,972
25,000	Puerto Rico Commonwealth GO	5.000	07/01/2028	08/06/2026	B	16,535
13,100,000	Puerto Rico Commonwealth GO	5.500	07/01/2023	07/01/2023		8,909,048
2,890,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	2,900,635
21,785,000	Puerto Rico Commonwealth GO	5.250	07/01/2025	07/01/2025		14,676,772
2,995,000	Puerto Rico Commonwealth GO	5.125	07/01/2031	07/01/2031		1,966,397
2,430,000	Puerto Rico Commonwealth GO	5.250	07/01/2021	07/01/2021		1,660,346
4,795,000	Puerto Rico Commonwealth GO	5.250	07/01/2022	07/01/2022		3,258,922
240,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	07/01/2026		162,305
14,850,000	Puerto Rico Commonwealth GO	5.250	07/01/2024	07/01/2024		10,025,532
1,950,000	Puerto Rico Commonwealth GO1	5.500	07/01/2019	07/01/2019		1,951,384
100,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		101,106
4,575,000	Puerto Rico Commonwealth GO	5.250	07/01/2023	07/01/2023		3,094,210
400,000	Puerto Rico Commonwealth GO6	0.700	07/01/2021	01/01/2016	A	254,340
2,715,000	Puerto Rico Commonwealth GO	5.250	07/01/2022	07/01/2022		1,845,250

18  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$270,000	Puerto Rico Commonwealth GO	5.250%	07/01/2024	07/01/2024		$182,282
6,155,000	Puerto Rico Commonwealth GO6	2.973	07/01/2020	07/01/2020		5,636,872
500,000	Puerto Rico Commonwealth GO	5.250	07/01/2020	07/01/2020		477,195
12,600,000	Puerto Rico Commonwealth GO6	0.780	07/01/2018	07/01/2018		11,973,654
4,400,000	Puerto Rico Commonwealth GO6	2.953	07/01/2019	07/01/2019		4,093,716
150,000	Puerto Rico Convention Center Authority	5.000	07/01/2023	07/01/2023		86,111
28,360,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2022	07/01/2022		18,437,687
11,490,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2024	07/01/2024		7,470,453
10,920,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2023	07/01/2023		7,099,638
11,595,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2025	07/01/2025		7,539,069
24,000,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2027	07/01/2027		15,606,480
33,580,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2028	07/01/2028		21,837,746
4,905,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.250	07/01/2028	07/01/2028		3,189,820
100,000	Puerto Rico Electric Power Authority, Series DDD[10]	5.000	07/01/2022	07/01/2022		65,014
2,915,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		2,976,944
500,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2024	07/01/2024		481,935
285,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	07/01/2021		281,825
50,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2022	07/01/2022		49,084
280,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	07/01/2024		269,884
830,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	07/01/2023		807,847
175,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2017	10/31/2015	A	175,100
100,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2022	07/01/2022		98,168
12,500,000	Puerto Rico Electric Power Authority, Series WW10	5.250	07/01/2025	07/01/2025		8,127,500
10,040,000	Puerto Rico Electric Power Authority, Series ZZ10	5.000	07/01/2018	07/01/2018		6,547,285
5,000,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250	07/01/2018	07/01/2018		3,260,050
500,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250	07/01/2026	07/01/2026		325,105
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	10/31/2015	A	85,728
5,400,000	Puerto Rico Highway & Transportation Authority[6]	1.244	07/01/2028	07/01/2028		3,520,260

19  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$7,995,000	Puerto Rico Highway & Transportation Authority	5.750%	07/01/2022	07/01/2022		$2,892,351
100,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2017	07/01/2017		70,015
835,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2027	12/28/2026	B	824,496
25,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	07/01/2019		9,371
2,900,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2018	07/01/2018		1,892,395
425,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	02/20/2026	B	153,472
90,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2022	01/22/2021	B	32,571
7,000,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2024	07/01/2024		2,529,660
50,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	02/20/2026	B	46,463
230,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2020	07/01/2020		85,944
425,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	07/01/2019		360,536
160,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2025	07/01/2025		96,845
140,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	01/01/2016	A	140,018
90,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	08/06/2026	B	32,500
5,060,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2021	07/01/2021		3,159,059
135,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2023	07/01/2023		48,821
400,000	Puerto Rico Highway & Transportation Authority, Series G	5.250	07/01/2019	07/01/2019		258,228
100,000	Puerto Rico Highway & Transportation Authority, Series I	5.000	07/01/2023	07/01/2023		61,271
11,000,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2022	07/01/2022		3,980,900
4,355,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2021	07/01/2021		1,577,381
16,725,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2026	07/01/2026		6,042,073
12,760,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2024	07/01/2024		4,612,612
14,545,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2025	07/01/2025		5,255,981
12,275,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2023	07/01/2023		4,439,131
150,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	10/31/2015	A	150,616

20  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$780,000	Puerto Rico Infrastructure	5.000%	07/01/2019	07/01/2019		$192,356
5,000,000	Puerto Rico Infrastructure	5.500	07/01/2021	07/01/2021		2,743,750
16,550,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		8,439,176
980,000	Puerto Rico Infrastructure (Mepsi Campus)[1,3]	6.250	10/01/2024	10/12/2020	B	442,186
2,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		1,218,575
4,250,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/2023	07/01/2023		2,325,770
1,250,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/2016	07/01/2016		1,249,287
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		597,675
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		1,121,313
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		613,912
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2018	04/01/2018		1,123,596
2,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2016	04/01/2016		2,485,375
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2017	04/01/2017		1,966,060
22,900,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	21,738,741
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	15,745,441
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	10/31/2015	A	76,727
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020	10/31/2015	A	2,043,720
165,000	Puerto Rico ITEMECF (Hospital de la Concepcion)	6.375	11/15/2015	10/31/2015	A	165,776
500,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		490,210
2,390,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	10/04/2020	B	2,339,595
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	10/01/2021		294,884
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2022	10/01/2022		326,858
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018	01/01/2016	A	355,234
2,445,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017	01/01/2016	A	2,451,284
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	07/01/2019		1,874,250
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016	01/01/2016	A	2,230,018

21  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$70,000	Puerto Rico Municipal Finance Agency, Series A1	5.250%		08/01/2021	01/31/2016	A	$69,994
125,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2017	10/31/2015	A	125,109
9,400,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2023	08/01/2023		3,598,226
500,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2027	03/12/2025	B	496,660
20,000	Puerto Rico Municipal Finance Agency, Series A1	4.750		08/01/2022	08/01/2022		19,627
85,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	10/31/2015	A	85,094
10,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2024	08/01/2024		3,826,000
10,245,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2018	08/01/2018		10,361,178
275,000	Puerto Rico Public Buildings Authority	5.125		07/01/2024	02/02/2024	B	166,532
1,250,000	Puerto Rico Public Buildings Authority	5.500	[2]	07/01/2035	07/01/2017	C	1,250,487
3,020,000	Puerto Rico Public Buildings Authority	6.000		07/01/2020	07/01/2020		2,000,841
14,280,000	Puerto Rico Public Buildings Authority	5.250		07/01/2029	05/03/2028	B	8,533,014
1,400,000	Puerto Rico Public Buildings Authority	5.750	[2]	07/01/2034	07/01/2017	C	1,049,090
2,425,000	Puerto Rico Public Buildings Authority	5.500		07/01/2024	07/01/2024		1,495,764
2,060,000	Puerto Rico Public Buildings Authority	5.500		07/01/2021	07/01/2021		1,330,101
13,195,000	Puerto Rico Public Buildings Authority	5.500		07/01/2026	07/01/2026		8,071,777
3,255,000	Puerto Rico Public Buildings Authority	5.500		07/01/2025	07/01/2025		1,999,416
3,035,000	Puerto Rico Public Buildings Authority	5.500		07/01/2018	07/01/2018		2,998,580
3,020,000	Puerto Rico Public Buildings Authority	5.500		07/01/2017	07/01/2017		3,001,095
1,270,000	Puerto Rico Public Buildings Authority	6.250		07/01/2023	07/01/2023		832,295
50,000	Puerto Rico Public Buildings Authority	5.750		07/01/2017	07/01/2017		36,462
7,160,000	Puerto Rico Public Buildings Authority	5.500		07/01/2016	07/01/2016		7,155,919
31,150,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	04/13/2025	B	21,020,643
13,645,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	07/01/2021		9,325,948
3,490,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	07/01/2022		2,236,846
50,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	07/01/2026		32,554
205,030,000	Puerto Rico Public Finance Corp., Series A5	6.500		08/01/2028	12/12/2027	B	33,829,950
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125		08/01/2029	08/01/2029		32,070,607
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625		08/01/2030	08/01/2030		8,140,550
9,960,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	04/19/2041	B	4,192,264
4,080,000	University of Puerto Rico	5.000		06/01/2025	06/01/2025		1,812,336
2,750,000	University of Puerto Rico	5.000		06/01/2026	06/01/2026		1,214,345
3,725,000	University of Puerto Rico, Series P	5.000		06/01/2024	06/01/2024		1,664,367
5,645,000	University of Puerto Rico, Series P	5.000		06/01/2030	12/23/2028	B	2,477,308
7,470,000	University of Puerto Rico, Series P	5.000		06/01/2021	06/01/2021		3,399,149
8,500,000	University of Puerto Rico, Series P	5.000		06/01/2022	06/01/2022		3,843,870
8,410,000	University of Puerto Rico, Series Q	5.000		06/01/2023	06/01/2023		3,780,211

22  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$100,000	University of Puerto Rico, Series Q	5.000%	06/01/2024	06/01/2024		$44,681
300,000	University of Puerto Rico, Series Q	5.000	06/01/2030	12/22/2028	B	131,655
3,515,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		1,599,466
4,930,000	University of Puerto Rico, Series Q	5.000	06/01/2018	06/01/2018		2,499,066
2,490,000	University of Puerto Rico, Series Q	5.000	06/01/2019	06/01/2019		1,151,700
3,670,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A	3,812,726
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A	1,777,495
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/01/2016	A	51,827
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	10/01/2016	A	883,142
3,330,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	A	3,459,504
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019	A	699,143
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2027	10/01/2022	A	1,675,560
20,000	V.I. Public Finance Authority, Series C1	5.000	10/01/2022	10/01/2019	A	21,600
425,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	10/31/2015	A	425,026
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	11/15/2015	A	1,439,928
100,000	V.I. Water & Power Authority[1]	4.500	07/01/2020	10/31/2015	A	100,040
125,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	10/31/2015	A	125,038
225,000	V.I. Water & Power Authority[1]	5.000	07/01/2018	10/31/2015	A	225,203
100,000	V.I. Water & Power Authority[1]	5.000	07/01/2019	10/31/2015	A	100,086
						843,463,100
Total Municipal Bonds and Notes (Cost $3,416,886,130)						3,004,169,035

Shares
Common Stock—0.2%
	CMS Liquidating Trust[11,12]
2,137	(Cost $6,838,400)					6,088,420

Corporate Bond and Note—0.1%
1,395,000	Dowling College, NY, Series 2015 Taxable Revenue Bond[12] (Cost $1,395,000)	7.500	06/15/2018			1,402,596
Total Investments, at Value (Cost $3,425,119,530)—100.3%						3,011,660,051
Net Other Assets (Liabilities)—(0.3)						(8,785,917)
Net Assets—100.0%						$3,002,874,134

23  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

6. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

11.	Non-income producing security.
12.	Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncliff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HKSB	Helen Keller Services for the Blind

24  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Abbreviations (Continued)
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UDC	Urban Development Corporation
UNICEF	United Nations Children’s Fund
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

25  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), a series of Oppenheimer Rochester Portfolio Series, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the principal exchange, (2) the

26  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Securities Valuation (Continued)

mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

27  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited /  Continued

3. Securities Valuation (Continued)

(ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation ommittee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

28  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$2,160,705,935	$—	$2,160,705,935
U.S. Possessions	—	843,463,100	—	843,463,100
Common Stock	—	—	6,088,420	6,088,420
Corporate Bond and Note	—	1,402,596	—	1,402,596

Total Assets	$—	$3,005,571,631	$6,088,420	$3,011,660,051

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear

29  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

4. Investments and Risks (Continued)

short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the

30  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

4. Investments and Risks (Continued)

related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $48,250,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured

31  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

4. Investments and Risks (Continued)

borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $114,125,569 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $48,250,000 in short-term floating rate securities issued and outstanding at that date.

    At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 11,485,000	NYC GO Tender Option Bond Series 2015-XF2155 Trust[3]	9.528%	8/1/26	$15,779,701
9,380,000	NYC GO Tender Option Bond Series 2015-XF2155-2 Trust[3]	9.528	8/1/26	12,887,557
13,045,000	NYC GO Tender Option Bond Series 2015-XF2155-3 Trust[3]	9.528	8/1/27	17,721,633
14,345,000	NYC GO Tender Option Bond Series 2015-XF2155-4 Trust[3]	9.527	8/1/27	19,486,678

				$65,875,569

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $48,250,000 at period end.

32  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

4. Investments and Risks (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$ 6,925,914

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

33  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

4. Investments and Risks (Continued)

Information concerning securities not accruing interest at period end is as follows:

Cost	$207,115,441
Market Value	$34,631,318
Market Value as % of Net Assets	1.15%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $99,505,847, representing 3.31% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

34  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

5. Market Risk Factors (Continued)

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,377,158,536	[1]

Gross unrealized appreciation	$66,293,799
Gross unrealized depreciation	(479,753,278)

Net unrealized depreciation	$(413,459,479)

1. The federal tax cost of securities does not include cost of $47,960,994 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities Note.

35  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/17/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	11/17/2015